CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash Flows from Operating Activities
Net income/(loss)		$ 3,706	$ 201	$ (587)		$ (4,663)
Net loss from continuing operations		3,739	(73)	(572)		(4,430)
Income/(loss) from discontinued operations		(33)	274	(15)		(233)
Net operating net loss adjustments related to discontinued operations	[1]	38	(262)	10		211
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		17	135	127		319
Share in results from associated companies		2	2	(3)		0
Gain on disposals		(2)	(1)	(47)		(15)
Unrealized (gain)/loss on derivatives and foreign exchange		7	7	(2)		(22)
Fair value measurement on deconsolidation of VIE		0	0	0		(509)
Loss on impairment of long-lived assets		0	0	152		4,087
Loss on impairment of intangibles		0	0	0		21
Payment in kind interest		0	30	0		0
Deferred tax benefit		(4)	(3)	(3)		(7)
Amortization of discount on debt		7	0	84		121
Change in allowance for credit losses		(1)	1	34		144
Non-cash reorganization items		(3,487)	0	176		0
Fresh start valuation adjustments		(266)	0	0		0
Other cash movements in operating activities:
Payments for long-term maintenance		(2)	(83)	(55)		(110)
Repayments made under lease arrangements		(11)	0	(46)		0
Changes in operating assets and liabilities, net of effect of acquisitions and disposals:
Trade accounts receivable		(11)	32	(41)		49
Trade accounts payable		0	23	15		(37)
Prepaid expenses/accrued revenue		0	9	(4)		(54)
Deferred revenue		(18)	44	7		(5)
Deferred mobilization costs		(4)	(111)	0		0
Related party receivables		(13)	(10)	(6)		(103)
Related party payables		0	0	(7)		(5)
Other assets		(4)	49	(21)		33
Other liabilities		4	16	59		73
Other, net		0	0	0		8
Net cash provided by/(used in) operating activities		(56)	65	(154)		(420)
Cash Flows from Investing Activities
Additions to drilling units and equipment		(18)	(131)	(29)		(27)
Purchase of call option for non-controlling interest shares		0	0	0		(11)
Funds advanced to discontinued operations		(20)	(16)	0		0
Loans granted to related party		0	0	0		(8)
Proceeds from disposal of rigs		2	1	43		0
Net proceeds on disposal of business and cash impact from deconsolidation		(94)	659	0		(22)
Net cash (used in)/provided by investing activities - discontinued operations		0	(40)	23		36
Net cash provided by/(used in) investing activities		(130)	473	37		(32)
Cash Flows from Financing Activities
Repayments of secured credit facilities		(160)	(464)	0		(36)
Purchase of redeemable AOD non-controlling interest		0	0	0		(31)
Proceeds from debt		175	0	0		0
Proceeds from convertible bond issuance		50	0	0		0
Net cash provided by/(used in) financing activities - discontinued operations		20	16	0		(96)
Net cash (used in)/provided by financing activities		85	(448)	0		(163)
Effect of exchange rate changes on cash and cash equivalents		6	(1)	(2)		(19)
Net increase/(decrease) in cash and cash equivalents, including restricted cash		(95)	89	(119)		(634)
Cash and cash equivalents, including restricted cash		509	598	604		723
Cash and cash equivalents, including restricted cash, continuing operations		516 [2]	490 [2]	653	[2]	1,205
Cash and cash equivalents, including restricted cash, discontinued operations		19	0	88		70
Supplementary disclosure of cash flow information
Interest paid		0	(57)	0		(174)
Net taxes paid		(1)	(5)	(3)		(10)
Reorganization items, net paid		$ (56)	$ (13)	$ 100		$ 0

[1]	Relates to adjustments made to the net income/loss from discontinued operations to reconcile to net cash flows in operating activities from discontinued operations. The adjustments are made up of adjustments to reconcile net loss to net cash used in operating activities, other cash movements in operating activities, and changes in operating assets and liabilities, net of effect of acquisitions and disposals. The net cash provided by operating activities for the successor period from February 23, 2022 through December 31, 2022 was $12 million and for the predecessor period from January 1, 2022 through February 22, 2022 was $5 million. (December 31, 2021: $5 million used in; December 31, 2020: $22 million used in).
[2]	Comprised of cash and cash equivalents as at December 31, 2022 (Successor) $480 million (2021: $293 million, 2020: $485 million), restricted cash $44 million (2021: $160 million, 2020: $103 million), and restricted cash included in non-current assets $74 million (2021: $63 million, 2020: $65 million).